Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000018356
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class A
Trading Symbol	SLCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 660,338,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 578
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$660,338	369	$578	34%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.8%
Real Estate	1.8%
Cash Equivalent	2.1%
Energy	2.7%
Materials	2.9%
Consumer Staples	5.0%
Industrials	8.7%
Communication Services	10.0%
Health Care	10.9%
Consumer Discretionary	11.8%
Financials	16.9%
Information Technology	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.9%
Alphabet Inc, Cl A	3.6%
NVIDIA Corp	2.9%
Apple Inc	2.7%
Broadcom Inc	2.6%
Amazon.com Inc	2.2%
Meta Platforms Inc, Cl A	1.7%
Johnson & Johnson	1.7%
JPMorgan Chase & Co	1.5%
Morgan Stanley	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018358
Shareholder Report [Line Items]
Fund Name	Large Cap Disciplined Equity Fund
Class Name	Class A
Trading Symbol	SCPAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,397,708,000
Holdings Count | Holding	322
Advisory Fees Paid, Amount	$ 1,134
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,397,708	322	$1,134	50%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Total Return Swaps	-0.1%
Futures Contracts	0.0%
U.S. Treasury Obligation	1.8%
Materials	1.9%
Cash Equivalent	2.5%
Energy	2.5%
Real Estate	2.7%
Utilities	2.7%
Consumer Staples	4.9%
Industrials	8.5%
Communication Services	8.8%
Consumer Discretionary	8.9%
Health Care	10.6%
Financials	16.2%
Information Technology	28.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	5.2%
Apple Inc	4.9%
Alphabet Inc, Cl A	3.4%
NVIDIA Corp	2.8%
Broadcom Inc	2.5%
Meta Platforms Inc, Cl A	2.4%
Amazon.com Inc	2.0%
U.S. Treasury Bill, 3.72%, 2/26/2026	1.8%
JPMorgan Chase & Co	1.4%
Johnson & Johnson	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018357
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class A
Trading Symbol	LCIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,861,616,000
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 93
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,861,616	1,011	$93	3%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.0%
Real Estate	2.1%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.3%
Communication Services	10.3%
Financials	13.1%
Information Technology	32.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.5%
Apple Inc	6.3%
Microsoft Corp	5.7%
Amazon.com Inc	3.5%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.9%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.9%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000134335
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 4,476,779,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 223
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,476,779	505	$223	4%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	1.6%
Real Estate	1.8%
Cash Equivalent	1.9%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.7%
Industrials	7.9%
Health Care	9.6%
Consumer Discretionary	10.0%
Communication Services	10.5%
Financials	12.8%
Information Technology	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.2%
Apple Inc	6.9%
Microsoft Corp	6.1%
Amazon.com Inc	3.8%
Broadcom Inc	3.2%
Alphabet Inc, Cl A	3.1%
Alphabet Inc, Cl C	2.5%
Meta Platforms Inc, Cl A	2.4%
Tesla Inc	2.0%
Berkshire Hathaway Inc, Cl B	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000109763
Shareholder Report [Line Items]
Fund Name	Extended Market Index Fund
Class Name	Class A
Trading Symbol	SMXAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,208,401,000
Holdings Count | Holding	2,294
Advisory Fees Paid, Amount	$ 178
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,208,401	2,294	$178	12%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Other Countries	0.5%
Finland	0.1%
Mexico	0.2%
Puerto Rico	0.2%
Switzerland	0.2%
Bermuda	0.2%
Thailand	0.2%
South Korea	0.4%
Australia	0.5%
United Kingdom	0.8%
Brazil	0.9%
Canada	1.3%
United States	94.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Spotify Technology SA	1.1%
CRH PLC	1.0%
Snowflake Inc, Cl A	1.0%
Marvell Technology Inc	1.0%
Vertiv Holdings Co, Cl A	0.8%
Cloudflare Inc, Cl A	0.8%
NU Holdings Ltd/Cayman Islands, Cl A	0.7%
ROBLOX Corp, Cl A	0.7%
Alnylam Pharmaceuticals Inc	0.7%
Carvana Co, Cl A	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018361
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class A
Trading Symbol	SLPAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$23	0.42%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.42%
AssetsNet	$ 183,393,000
Holdings Count | Holding	836
Advisory Fees Paid, Amount	$ 412
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$183,393	836	$412	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Futures Contracts	0.0%
Cash Equivalent	2.5%
Communication Services	2.6%
Consumer Staples	3.0%
Utilities	3.1%
Energy	3.6%
Real Estate	3.9%
Materials	4.1%
Consumer Discretionary	9.2%
Information Technology	13.5%
Industrials	16.2%
Health Care	18.3%
Financials	20.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jazz Pharmaceuticals PLC	0.7%
Credo Technology Group Holding Ltd	0.7%
Fabrinet	0.7%
Argan Inc	0.6%
Ensign Group Inc/The	0.6%
SPX Technologies Inc	0.6%
Insmed Inc	0.5%
Guardant Health Inc	0.5%
InterDigital Inc	0.5%
Mirion Technologies Inc, Cl A	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000111997
Shareholder Report [Line Items]
Fund Name	Small Cap II Fund
Class Name	Class A
Trading Symbol	SECAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 257,798,000
Holdings Count | Holding	629
Advisory Fees Paid, Amount	$ 453
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$257,798	629	$453	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Right	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Consumer Staples	1.8%
Communication Services	1.8%
Utilities	2.1%
Cash Equivalent	2.2%
Energy	3.8%
Real Estate	4.5%
Materials	5.9%
Consumer Discretionary	10.3%
Information Technology	12.8%
Industrials	18.0%
Health Care	18.2%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.2%
WESCO International Inc	1.1%
Old National Bancorp/IN	1.0%
Cleveland-Cliffs Inc	0.9%
Abercrombie & Fitch Co, Cl A	0.9%
Astec Industries Inc	0.9%
Molina Healthcare Inc	0.9%
Jackson Financial Inc, Cl A	0.8%
Lumentum Holdings Inc	0.8%
Commercial Metals Co	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018359
Shareholder Report [Line Items]
Fund Name	Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SSMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 900,823,000
Holdings Count | Holding	460
Advisory Fees Paid, Amount	$ 1,683
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$900,823	460	$1,683	39%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Utilities	1.8%
Communication Services	2.4%
Cash Equivalent	3.0%
Energy	3.1%
Consumer Staples	3.6%
Materials	4.0%
Real Estate	4.5%
Consumer Discretionary	11.1%
Health Care	13.1%
Information Technology	14.6%
Financials	15.9%
Industrials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.2%
RBC Bearings Inc	1.1%
Casey's General Stores Inc	0.9%
AAON Inc	0.7%
Fabrinet	0.7%
Advanced Drainage Systems Inc	0.6%
HealthEquity Inc	0.6%
Argan Inc	0.6%
Keysight Technologies Inc	0.6%
Balchem Corp	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000198133
Shareholder Report [Line Items]
Fund Name	U.S. Equity Factor Allocation Fund
Class Name	Class A
Trading Symbol	SEHAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 3,051,395,000
Holdings Count | Holding	412
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,051,395	412	$-	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	0.8%
Energy	1.4%
Utilities	1.8%
Materials	2.0%
Consumer Staples	4.9%
Industrials	9.5%
Communication Services	10.3%
Financials	11.8%
Health Care	12.6%
Consumer Discretionary	12.6%
Information Technology	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.1%
Microsoft Corp	4.7%
NVIDIA Corp	4.3%
Alphabet Inc, Cl A	3.1%
Amazon.com Inc	2.1%
Meta Platforms Inc, Cl A	1.7%
Johnson & Johnson	1.5%
Broadcom Inc	1.3%
Cisco Systems Inc	1.3%
Visa Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036888
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class A
Trading Symbol	SVYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 270,725,000
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 318
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$270,725	180	$318	20%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Rights	0.0%
Cash Equivalent	0.3%
Real Estate	0.4%
Materials	1.9%
Energy	2.5%
Industrials	4.2%
Utilities	5.8%
Consumer Discretionary	6.2%
Financials	9.6%
Communication Services	11.8%
Consumer Staples	15.0%
Health Care	20.0%
Information Technology	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.3%
Verizon Communications Inc	1.9%
Merck & Co Inc	1.7%
AT&T Inc	1.6%
Johnson & Johnson	1.6%
Bristol-Myers Squibb Co	1.5%
Incyte Corp	1.5%
Comcast Corp, Cl A	1.3%
Exxon Mobil Corp	1.2%
Alphabet Inc, Cl A	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000160603
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class A
Trading Symbol	SGMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,849,721,000
Holdings Count | Holding	572
Advisory Fees Paid, Amount	$ 2,060
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,849,721	572	$2,060	22%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Futures Contracts	0.0%
Other Countries	6.0%
Singapore	1.6%
Switzerland	2.0%
Netherlands	2.1%
Spain	2.2%
Hong Kong	2.3%
Italy	2.3%
France	2.5%
Sweden	2.6%
United Kingdom	3.5%
Canada	5.3%
Japan	8.3%
United States	58.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.1%
Alphabet Inc, Cl A	1.7%
Johnson & Johnson	1.4%
AT&T Inc	1.4%
Novartis AG	1.4%
Verizon Communications Inc	1.4%
Comcast Corp, Cl A	1.3%
Endesa SA	1.0%
Pfizer Inc	0.9%
eBay Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018354
Shareholder Report [Line Items]
Fund Name	World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	WEUSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 8,622,900,000
Holdings Count | Holding	967
Advisory Fees Paid, Amount	$ 10,247
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,622,900	967	$10,247	29%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.2%
Other Countries	25.8%
Exchange-Traded Fund	0.0%
Australia	2.4%
Brazil	2.9%
Taiwan	4.2%
South Korea	4.7%
Netherlands	4.9%
Canada	4.9%
Switzerland	5.5%
China	6.4%
France	6.6%
Germany	6.9%
United Kingdom	10.1%
Japan	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Samsung Electronics Co Ltd	1.8%
Taiwan Semiconductor Manufacturing Co Ltd	1.5%
Roche Holding AG	1.1%
AIA Group Ltd	1.0%
Tencent Holdings Ltd	1.0%
Reckitt Benckiser Group PLC	1.0%
Ambev SA	0.8%
ING Groep NV	0.8%
Bayer AG	0.8%
Sanofi SA	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000054521
Shareholder Report [Line Items]
Fund Name	Screened World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	SSEAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 155,595,000
Holdings Count | Holding	842
Advisory Fees Paid, Amount	$ 205
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$155,595	842	$205	34%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.3%
Other Countries	27.3%
Exchange-Traded Fund	0.0%
Hong Kong	3.8%
Switzerland	4.1%
Taiwan	4.4%
South Korea	4.4%
China	4.6%
France	4.8%
Canada	5.0%
Netherlands	5.5%
Germany	6.3%
United Kingdom	7.2%
United States	8.6%
Japan	11.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AIA Group Ltd	1.5%
Samsung Electronics Co Ltd	1.4%
Tencent Holdings Ltd	1.2%
AP Moller - Maersk A/S, Cl B	1.1%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
AIB Group PLC	0.8%
Sanofi SA	0.8%
Shimano Inc	0.8%
BP PLC	0.8%
Reckitt Benckiser Group PLC	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030145
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SMQFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
AssetsNet	$ 672,591,000
Holdings Count | Holding	373
Advisory Fees Paid, Amount	$ 1,839
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,591	373	$1,839	45%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	21.2%
Greece	1.8%
United Arab Emirates	2.0%
United States	2.0%
Kazakhstan	2.0%
Philippines	2.4%
Indonesia	3.1%
South Africa	3.7%
Brazil	5.1%
India	8.6%
South Korea	13.6%
Taiwan	14.2%
China	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.6%
Tencent Holdings Ltd	3.1%
Samsung Electronics Co Ltd	2.6%
Alibaba Group Holding Ltd	2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.9%
Naspers Ltd, Cl N	1.6%
Contemporary Amperex Technology Co Ltd, Cl A	1.3%
SK Hynix Inc	1.2%
Emaar Properties PJSC	1.2%
SK Square Co Ltd	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000039813
Shareholder Report [Line Items]
Fund Name	Opportunistic Income Fund
Class Name	Class A
Trading Symbol	ENIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 434,657,000
Holdings Count | Holding	934
Advisory Fees Paid, Amount	$ 469
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$434,657	934	$469	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Food Service	0.0%
Consumer Staples	0.1%
Municipal Bond	0.1%
Information Technology	0.1%
Real Estate	0.2%
Communication Services	0.2%
Materials	0.2%
Energy	0.2%
Warrants	0.2%
Utilities	0.3%
Health Care	0.4%
Industrials	0.6%
Consumer Discretionary	1.1%
U.S. Treasury Obligations	1.4%
Repurchase Agreement	2.0%
Financials	2.2%
Cash Equivalent	4.5%
Asset-Backed Securities	27.8%
Mortgage-Backed Securities	28.7%
Loan Participations	31.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	5.969%	05/25/58	0.7%
U.S. Treasury Bills	3.979%	12/09/25	0.5%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	7.572%	05/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	7.142%	03/25/43	0.5%
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B, SOFR30A + 2.900%	6.972%	04/25/42	0.5%
Hyundai Capital America	5.450%	06/24/26	0.5%
Barings CLO, Ser 2019-3A, Cl A1RR, TSFR3M + 1.140%	5.024%	01/20/36	0.4%
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1, SOFR30A + 1.850%	5.922%	11/25/43	0.4%
OCCU Auto Receivables Trust, Ser 2025-1A, Cl A3	4.810%	11/15/29	0.4%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	6.372%	05/25/43	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

C000018355
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	SCOAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$6	0.11%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%
AssetsNet	$ 9,829,758,000
Holdings Count | Holding	3,245
Advisory Fees Paid, Amount	$ 4,269
InvestmentCompanyPortfolioTurnover	163.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,829,758	3,245	$4,269	163%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Purchased Swaption	0.0%
Purchased Swaption	0.0%
Futures Contracts	0.0%
Sovereign	0.1%
Municipal Bonds	0.2%
Materials	0.3%
Sovereign Debt	0.3%
U.S. Government Agency Obligations	0.7%
Real Estate	0.8%
Consumer Discretionary	0.9%
Energy	1.0%
Consumer Staples	1.4%
Industrials	1.7%
Information Technology	2.0%
Health Care	2.1%
Communication Services	2.2%
Utilities	3.4%
Cash Equivalent	4.5%
Financials	7.1%
Asset-Backed Securities	7.6%
U.S. Treasury Obligations	30.4%
Mortgage-Backed Securities	38.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.625%	10/31/30	4.2%
U.S. Treasury Bonds	4.625%	11/15/55	2.1%
U.S. Treasury Notes	3.500%	11/15/28	1.9%
U.S. Treasury Bonds	4.875%	08/15/45	1.8%
U.S. Treasury Notes	3.750%	10/31/32	1.7%
U.S. Treasury Notes	4.000%	11/15/35	1.4%
U.S. Treasury Notes	3.500%	10/31/27	1.4%
U.S. Treasury Notes	2.375%	03/31/29	1.2%
U.S. Treasury Notes	4.500%	05/15/27	1.1%
U.S. Treasury Notes	3.500%	10/15/28	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018352
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	SGYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 2,088,175,000
Holdings Count | Holding	1,388
Advisory Fees Paid, Amount	$ 2,685
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,088,175	1,388	$2,685	41%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Forwards	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.2%
Preferred Stock	0.5%
Consumer Staples	2.8%
Utilities	2.8%
Real Estate	3.0%
Cash Equivalent	3.3%
Information Technology	4.8%
Materials	5.5%
Loan Participations	6.6%
Health Care	7.4%
Asset-Backed Securities	7.8%
Financials	8.2%
Industrials	10.1%
Energy	10.2%
Consumer Discretionary	12.3%
Communication Services	13.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
CCO Holdings LLC	4.250%	01/15/34	0.6%
X Corp., Tranche B-3 Term Loan, 1st Lien, FIXED + 9.500%	9.500%	10/26/29	0.6%
NRG Energy	6.250%	11/01/34	0.5%
1261229 BC	10.000%	04/15/32	0.5%
TransDigm	7.125%	12/01/31	0.4%
LifeScan Global Corporation, Initial Term Loan, 1st Lien, CME Term SOFR + 6.600%	10.489%	12/31/26	0.4%
Radiology Partners	8.500%	07/15/32	0.4%
Level 3 Financing	6.875%	06/30/33	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000112815
Shareholder Report [Line Items]
Fund Name	Long Duration Fund
Class Name	Class A
Trading Symbol	LDRAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 715,591,000
Holdings Count | Holding	1,028
Advisory Fees Paid, Amount	$ 325
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$715,591	1,028	$325	73%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Mortgage-Backed Securities	0.1%
U.S. Government Agency Obligations	0.4%
Real Estate	0.7%
Materials	1.3%
Sovereign Debt	1.3%
Municipal Bonds	1.6%
Cash Equivalent	2.5%
Consumer Discretionary	2.6%
Consumer Staples	3.1%
Information Technology	4.7%
Energy	5.6%
Industrials	6.0%
Communication Services	6.9%
Health Care	9.0%
Utilities	10.0%
Financials	10.6%
U.S. Treasury Obligations	34.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.625%	11/15/55	5.5%
U.S. Treasury Bonds	4.750%	08/15/55	2.3%
U.S. Treasury Notes	4.000%	11/15/35	2.2%
U.S. Treasury Bonds	4.875%	08/15/45	2.1%
U.S. Treasury Bonds	2.000%	02/15/50	1.7%
U.S. Treasury Bonds	3.375%	11/15/48	1.5%
U.S. Treasury Bonds	2.000%	11/15/41	1.5%
U.S. Treasury Bonds	3.000%	08/15/48	1.4%
U.S. Treasury Bonds	4.625%	11/15/45	1.3%
U.S. Treasury Bonds	4.625%	11/15/44	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018351
Shareholder Report [Line Items]
Fund Name	Long Duration Credit Fund
Class Name	Class A
Trading Symbol	SLDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,162,645,000
Holdings Count | Holding	1,197
Advisory Fees Paid, Amount	$ 1,930
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,162,645	1,197	$1,930	48%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.8%
Sovereign Debt	1.0%
Real Estate	1.1%
Materials	1.6%
Consumer Discretionary	3.4%
Municipal Bonds	3.6%
Consumer Staples	5.2%
Energy	6.0%
Information Technology	6.2%
Communication Services	6.5%
Industrials	6.8%
U.S. Treasury Obligations	7.1%
Health Care	13.7%
Utilities	17.5%
Financials	18.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.750%	08/15/55	2.0%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.3%
U.S. Treasury Bonds	2.500%	02/15/45	1.1%
U.S. Treasury Bonds	4.875%	08/15/45	1.0%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.9%
Comcast	2.937%	11/01/56	0.8%
JPMorgan Chase, TSFR3M + 1.622%	3.882%	07/24/38	0.6%
Comcast	2.987%	11/01/63	0.6%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.6%
U.S. Treasury Bill	3.981%	12/02/25	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000096276
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class A
Trading Symbol	SUSAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 358,034,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 169
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$358,034	457	$169	32%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Materials	0.5%
Information Technology	1.1%
Energy	1.2%
Cash Equivalent	1.4%
Communication Services	1.4%
Health Care	1.4%
Consumer Staples	1.5%
Municipal Bonds	2.1%
Repurchase Agreements	2.3%
Industrials	2.3%
Utilities	2.7%
Consumer Discretionary	4.2%
Mortgage-Backed Securities	12.3%
U.S. Treasury Obligations	13.2%
Financials	21.0%
Asset-Backed Securities	33.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.250%	06/30/27	3.8%
U.S. Treasury Notes	3.750%	06/30/27	2.5%
U.S. Treasury Notes	3.625%	08/31/27	2.4%
U.S. Treasury Notes	1.250%	12/31/26	1.5%
U.S. Treasury Notes, USBMMY3M + 0.245%	4.005%	01/31/26	1.2%
Truist Bank, SOFRRATE + 0.590%	4.671%	05/20/27	1.0%
Golden Credit Card Trust, Ser 2021-1A, Cl A	1.140%	08/15/28	0.9%
Mars	4.450%	03/01/27	0.8%
JPMorgan Chase, SOFRRATE + 0.765%	1.470%	09/22/27	0.8%
Morgan Stanley, SOFRRATE + 0.858%	1.512%	07/20/27	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents and Repurchase Agreements are not shown in the top ten chart.

C000018353
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	SEDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,760,930,000
Holdings Count | Holding	964
Advisory Fees Paid, Amount	$ 3,104
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,760,930	964	$3,104	52%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Forward Contracts	-0.1%
Credit Default Swaps	0.0%
Written Options	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.1%
Interest Rate Swaps	0.3%
Other Countries	42.7%
Supranational	2.2%
Egypt	2.6%
Turkey	3.5%
Peru	3.5%
Romania	3.5%
Poland	4.0%
Brazil	4.0%
Colombia	5.1%
South Africa	5.3%
Malaysia	5.6%
Mexico	6.2%
Indonesia	6.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Peru Government Bond	5.400%	08/12/34	1.2%
Malaysia Government Bond, MYR	3.900%	11/30/26	1.1%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Indonesia Treasury Bond	6.750%	07/15/35	0.9%
U.S. Treasury Notes, USBMMY3M + 0.159%	3.919%	07/31/27	0.9%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	0.8%
Petroleos Mexicanos	6.750%	09/21/47	0.8%
Republic of Poland Government Bond	1.750%	04/25/32	0.8%

C000036889
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class A
Trading Symbol	RRPAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 272,043,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$272,043	21	$-	18%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	1.625%	04/15/30	6.9%
U.S. Treasury Inflation Indexed Bonds	1.625%	10/15/29	6.6%
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.4%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.3%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	5.7%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation-Protected Securities	0.125%	01/15/30	5.2%

C000144225
Shareholder Report [Line Items]
Fund Name	Limited Duration Bond Fund
Class Name	Class A
Trading Symbol	SLDBX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 1,814,908,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 786
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,814,908	479	$786	128%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Purchased Swaption	0.0%
Purchased Swaption	0.0%
Materials	0.2%
Energy	0.4%
Sovereign Debt	0.5%
Information Technology	0.9%
Communication Services	1.1%
Health Care	1.2%
Real Estate	1.2%
Municipal Bonds	1.5%
Cash Equivalent	2.1%
Consumer Discretionary	2.3%
Consumer Staples	2.4%
Utilities	2.6%
Industrials	2.7%
Financials	12.6%
Mortgage-Backed Securities	19.3%
Asset-Backed Securities	24.5%
U.S. Treasury Obligations	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.500%	10/31/27	5.6%
U.S. Treasury Notes	3.625%	05/31/28	4.7%
U.S. Treasury Notes	3.500%	10/31/27	4.0%
U.S. Treasury Notes	3.125%	08/31/27	3.8%
U.S. Treasury Notes	3.250%	06/30/27	3.2%
U.S. Treasury Notes	3.500%	11/15/28	2.8%
U.S. Treasury Bonds	2.875%	08/15/28	2.8%
U.S. Treasury Notes	4.250%	02/15/28	2.2%
U.S. Treasury Notes	3.375%	11/30/27	1.4%
FNMA	5.000%	12/15/40	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000150792
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Credit Fund
Class Name	Class A
Trading Symbol	SIDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 4,112,594,000
Holdings Count | Holding	1,023
Advisory Fees Paid, Amount	$ 2,452
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,112,594	1,023	$2,452	70%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.3%
Cash Equivalent	1.3%
Materials	2.0%
Municipal Bonds	2.8%
Real Estate	3.0%
Consumer Discretionary	3.9%
Energy	4.0%
Information Technology	4.0%
Consumer Staples	4.8%
Communication Services	5.2%
Industrials	6.5%
U.S. Treasury Obligations	7.3%
Health Care	8.6%
Utilities	11.3%
Financials	35.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.000%	11/15/35	1.8%
U.S. Treasury Bonds	4.750%	08/15/55	1.5%
U.S. Treasury Notes	3.500%	11/15/28	1.0%
U.S. Treasury Notes	3.500%	10/15/28	0.6%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Goldman Sachs Group, SOFRRATE + 1.248%	2.383%	07/21/32	0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	0.4%
U.S. Treasury Bonds	4.875%	08/15/45	0.4%
Citigroup, SOFRRATE + 1.167%	2.561%	05/01/32	0.4%
Truist Financial, SOFRRATE + 2.361%	5.867%	06/08/34	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000081914
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class A
Trading Symbol	SDLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
AssetsNet	$ 1,945,692,000
Holdings Count | Holding	521
Advisory Fees Paid, Amount	$ 93
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,945,692	521	$93	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Written Swaptions	0.0%
Total Return Swaps	0.0%
Purchased Swaption	0.2%
Futures Contracts	0.6%
Cash Equivalent	1.3%
Materials	1.3%
Real Estate	1.5%
Utilities	1.8%
Energy	2.2%
Interest Rate Swaps	2.6%
Consumer Staples	3.7%
U.S. Treasury Obligation	5.4%
Industrials	6.2%
Health Care	7.5%
Consumer Discretionary	7.9%
Communication Services	8.3%
Financials	10.0%
Information Technology	26.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.7%
Apple Inc	5.5%
U.S. Treasury Bill, 3.85%, 12/4/2025	5.4%
Microsoft Corp	4.8%
Amazon.com Inc	3.0%
Broadcom Inc	2.5%
Alphabet Inc, Cl A	2.5%
Interest Rate Swap 4.35% 11/02/2031	2.0%
Alphabet Inc, Cl C	2.0%
Meta Platforms Inc, Cl A	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000102014
Shareholder Report [Line Items]
Fund Name	Multi-Asset Real Return Fund
Class Name	Class A
Trading Symbol	SEIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$11	0.21%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21% [1]
AssetsNet	$ 781,364,000
Holdings Count | Holding	1,188
Advisory Fees Paid, Amount	$ 685
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$781,364	1,188	$685	76%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Information Technology	-0.3%
Forward	0.0%
Rights	0.0%
Credit Default Swaps	0.0%
Rights	0.0%
Registered Investment Company	0.2%
Interest Rate Swaps	0.3%
Sovereign Debt	0.3%
Futures Contracts	0.5%
Communication Services	0.9%
Utilities	1.4%
U.S. Government Agency Obligations	1.4%
Mortgage-Backed Securities	2.4%
Asset-Backed Securities	2.8%
Real Estate	2.9%
Health Care	6.1%
Corporate Obligations	6.5%
Consumer Staples	7.2%
Energy	8.5%
U.S. Treasury Obligations	54.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	14.9%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	9.0%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/30	3.9%
U.S. Treasury Inflation-Protected Securities	1.625%	04/15/30	3.6%
U.S. Treasury Inflation-Protected Securities	0.750%	07/15/28	2.8%
U.S. Treasury Bills	3.853%	01/20/26	2.7%
U.S. Treasury Bills	3.903%	12/26/25	2.2%
Exxon Mobil Corp	—	—	2.1%
U.S. Treasury Bills	3.929%	12/30/25	1.8%
U.S. Treasury Bills	3.863%	12/23/25	1.3%

[1]	The expense ratio includes dividend, interest, and proxy fee expense. Had this expense been excluded the ratio would have been 0.20%.